Vanguard International High Dividend Yield Index Fund Investment Strategy - ETF Prospectus [Member] - Vanguard International High Dividend Yield Index Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the FTSE All-World ex US High Dividend Yield Index (the “Target Index”), which focuses on companies (excluding real estate investment trusts (REITs)) located in developed and emerging markets, excluding the United States, that are forecasted to have above-average dividend yields. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the stocks that make up the Target Index. The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and and other characteristics.